SHARE BASED COMPENSATION (Details 2) - Restricted Stock Award - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Outstanding beginning balance	643,228	536,403
Granted	262,001	383,951
Vested	(272,952)	(230,901)
Cancelled	(8,500)	(46,225)
Outstanding ending balance	623,777	643,228
Weighted-Average Grant Date Fair Value, Outstanding beginning balance	$ 4.16	$ 5.44
Weighted-Average Grant Date Fair Value, Granted	5.95	3.02
Weighted-Average Grant Date Fair Value, Vested	4.56	5.16
Weighted-Average Grant Date Fair Value, Cancelled	4.15	4.58
Weighted-Average Grant Date Fair Value, Outstanding ending balance	$ 4.73	$ 4.16